CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues		$ 4,142	$ 3,967	$ 3,778
Other income (loss)		429	584	93
Direct operating costs	[1]	(1,767)	(1,466)	(1,174)
Management service costs		(106)	(88)	(169)
Interest expense		(1,667)	(1,258)	(1,032)
Share of (loss) earnings from equity-accounted investments		(24)	(8)	6
Foreign exchange and financial instruments gain (loss)		238	159	(65)
Depreciation		(1,262)	(1,342)	(1,179)
Other		(76)	(61)	(90)
Remeasurement of interests held in BRHC by the partnership		58	0	0
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares		61	0	0
Remeasurement of exchangeable and class B shares of BRHC		574	(106)	1,800
Income tax (expense) recovery
Current		(100)	(113)	(133)
Deferred		(67)	40	15
Total income tax recovery		(167)	(73)	(118)
Net income		433	308	1,850
Net income (loss) attributable to:
The partnership		236	(181)	1,503
Net income		433	308	1,850
Non-controlling interests
Revenues		2,435	2,360	2,249
Other income (loss)		160	451	(7)
Direct operating costs		(1,052)	(875)	(610)
Management service costs		0	0	(6)
Income tax (expense) recovery
Current		(69)	(87)	(96)
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net income		193	481	336
Net income (loss) attributable to:
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership		193	481	336
Net income		193	481	336
Participating non-controlling interests – in a holding subsidiary held by the partnership
Income tax (expense) recovery
Net income		4	8	11
Net income (loss) attributable to:
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership		4	8	11
Net income		$ 4	$ 8	$ 11

[1]	Direct operating costs exclude depreciation expense disclosed below.